Investments Accounted for Using the Equity Method (Reconciliation of Summarized Financial Information for Joint Ventures) (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2018		Mar. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [line items]
Profit/(loss) for the year		¥ 5,336,218		¥ 6,154,159		¥ 5,981,473
Other comprehensive income		(7,014)		(810)		18,213
Carrying value							¥ 4,527,133			¥ 4,452,044
BOC [member]
Disclosure of joint ventures [line items]
Opening net assets 1 January		349,076	[1]	311,807
Net assets as at 31 March		349,076	[1]	349,076	[1]	311,807	362,552	[2]		349,076	[1]
Profit/(loss) for the year		86,476		81,269		50,485
Other comprehensive income		0		0		0
Declared dividends		(73,000)		(44,000)		(66,250)
Closing net assets/(deficit)		¥ 362,552	[2]	¥ 349,076	[1]	311,807
Percentage of ownership interest		50.00%		50.00%
Interest in joint ventures							181,276			174,538
Unrealised downstream transaction							(8,759)			(12,261)
Carrying value							172,517			162,277
Jinpu [member]
Disclosure of joint ventures [line items]
Opening net assets 1 January		¥ (9,332)	[1]	¥ (2,727)
Net assets as at 31 March		(9,332)	[1]	(2,727)		(2,727)				(9,332)	[1]
Profit/(loss) for the year				(6,605)		(82,690)
Other comprehensive income				0		0
Declared dividends				0		0
Closing net assets/(deficit)				¥ (9,332)	[1]	(2,727)
Percentage of ownership interest				0.00%
Interest in joint ventures										0
Unrealised downstream transaction										0
Carrying value										0
JYJC [member]
Disclosure of joint ventures [line items]
Net assets as at 31 March		17,277	[2]				17,277	[2]	¥ 15,958
Profit/(loss) for the year		1,383
Other comprehensive income		0
Declared dividends		(64)
Closing net assets/(deficit)	[2]	¥ 17,277
Percentage of ownership interest		50.00%
Interest in joint ventures							8,638
Unrealised downstream transaction							0
Carrying value							8,638
Yangu Gas [member]
Disclosure of joint ventures [line items]
Opening net assets 1 January		¥ 99,941	[1]	¥ 101,113
Net assets as at 31 March		99,941	[1]	99,941	[1]	101,113	97,423	[2]		99,941	[1]
Profit/(loss) for the year		(2,518)		(1,172)		(2,651)
Other comprehensive income		0		0		0
Declared dividends		0		0		(1,200)
Closing net assets/(deficit)		¥ 97,423	[2]	¥ 99,941	[1]	¥ 101,113
Percentage of ownership interest		50.00%		50.00%
Interest in joint ventures							48,713			49,972
Unrealised downstream transaction							0			0
Carrying value							¥ 48,713			¥ 49,972

[1]	Jinpu was disposed to Taizhou Huihuang Plastic Limited Company in August 2017 and the related profit of RMB 10,339 thousands was accounted for in Other (losses)/gains - net.
[2]	JYJC was a former wholly owned subsidiary of Toufa. On 31 March 2018, a third party investor injected RMB 9,600 thousands to acquire 50% share of JYJC, and JYJC became a joint venture of Toufa upon completion. The related disposal gain of RMB 1,622 thousands was included in Other (losses)/gains - net.